STOCKHOLDER'S EQUITY - Summary of stock options (Details)	Sep. 30, 2015 $ / shares shares
Strike Price
Officer (A), Per Share | $ / shares	$ 0.025
Consultant (A), Per Share | $ / shares	0.025
Consultant (B), Per Share | $ / shares	0.025
Consultant (C), Per Share | $ / shares	0.025
Director, Per Share | $ / shares	$ 0.025
Term
Officer (A), Term	10
Consultant (A), Term	10
Consultant (B), Term	10
Consultant (C), Term	10
Director, Term	10
Options
Officer (A)	1,775,000
Consultant (A)	250,000
Consultant (B)	355,000
Consultant (C)	705,000
Director	1,415,000
TOTAL	4,500,000